Summary of Significant Accounting Policies - Summary of basic and diluted net loss per ordinary share (Detail) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Common Class A [Member]
Basic net income (loss) per ordinary share
Allocation of net income (loss)	$ (36,187)	$ 1,604,372
Weighted average shares outstanding, Basic	1,817,901	23,560,000
Basic net income (loss) per ordinary share	$ (0.02)	$ 0.07
Earnings Per Share, Diluted [Abstract]
Weighted average shares outstanding, Diluted	1,817,901	23,560,000
Diluted net income (loss) per ordinary share	$ (0.02)	$ 0.07
Common Class B [Member]
Basic net income (loss) per ordinary share
Allocation of net income (loss)	$ (104,013)	$ 391,560
Weighted average shares outstanding, Basic	5,057,870	5,750,000
Basic net income (loss) per ordinary share	$ (0.02)	$ 0.07
Earnings Per Share, Diluted [Abstract]
Weighted average shares outstanding, Diluted	5,057,870	5,750,000
Diluted net income (loss) per ordinary share	$ (0.02)	$ 0.07